DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
DISCONTINUED OPERATIONS
Pretax (charges) income related to disposal of discontinued operations	$ (1,500)	$ 130,000	$ 143,400
Results of discontinued operations
Net sales	175	209,519	980,488
(Loss) income before provision for income taxes	(3,710)	(46,923)	(36,382)
(Benefit) Provision for income taxes	(577)	660	1,821
(Loss) income from discontinued operations, net of income taxes	(3,133)	(47,583)	(38,203)
(Loss) gain on disposal of discontinued operations, net of income taxes	(1,488)	130,017	143,363
Charges related to streamlining initiatives of the entity	3,700	26,600	48,400
Kate Spade Saturday operations and Jack Spade retail stores | Closures
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Pretax losses from disposal groups	$ 21,000	$ 38,200	$ 22,900